STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (FY) (Parenthetical) - shares		10 Months Ended
	Nov. 01, 2021	Dec. 31, 2021
Private Placement Warrants [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Warrants issued (in shares)	11,200,000	11,200,000
Initial Public Offering [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Units issued (in shares)	23,000,000	23,000,000